Sales of Equity Securities - Additional Information (Detail) - USD ($)														1 Months Ended		9 Months Ended		12 Months Ended
	Jan. 18, 2019	Sep. 20, 2018	Aug. 13, 2018	Jan. 31, 2018	Jan. 30, 2018	Jan. 30, 2018	Dec. 08, 2017	Aug. 11, 2017	Aug. 09, 2017	Mar. 31, 2017	Oct. 19, 2016	May 04, 2016	Dec. 21, 2015	May 31, 2018	May 31, 2015	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class Of Stock [Line Items]
Increase in capital shares value																			$ 1,400,000
Overallotment issued to underwriter to purchase common stock, period											30 days
Public offering, number of shares issued		642,438
Beginning stock price		$ 3.285			$ 13.50	$ 13.50
Proceeds from issuance of common stock		$ 2,500,000	$ 11,600,000					$ 2,200,000
Common stock, shares issued																3,937,226		1,181,179	583,313
Common stock issuance costs																			$ 79,000	$ 42,000
Shelf registration statement expiration period															2018-05
Public offering, number of common stock and warrants issued		642,438				1,095,153
Issuance of unregistered warrants to purchase shares of common stock		762,438	2,549,140		1,095,153	1,095,153	8,208		47,821	72,000		38,784
Exercise price of unregistered warrants			$ 4.53		$ 4.53	$ 4.53	$ 25.50	$ 45.00	$ 45.00	$ 75.00		$ 117.00
Class of warrant or rights, term			5 years			5 years
Issuance of warrants to purchase shares of common stock, grant date fair value		$ 2,000,000	$ 8,400,000			$ 9,700,000	$ 100,000		$ 1,500,000	$ 2,800,000	$ 5,200,000	$ 2,000,000
Net cash proceeds from sale of securities		2,200,000							$ 2,000,000		9,000,000
Proceeds from exercise of common stock warrants			0					$ 0			564					$ 0	$ 7,498,535	$ 7,498,535
Exercisable warrant available price per share expiration period								2022-08										2021-10
Class of warrant or rights, expiration date							Dec. 05, 2022
Class of warrant or rights, first exercisable date							Jun. 05, 2018
Shelf registration statement expiration period															May 21, 2018
Net proceeds from issuance of units, net of issuance expenses		2,200,000	$ 10,200,000
Aggregate units sold under right offering			11,587
Warrant exercisable for share of common stock			1
Series A Preferred Stock convertible to common stock, conversion price			$ 4.53
Warrant term							5 years		5 years	5 years		5 years
Offering fees and costs recorded within common stock issuance costs as an offset to additional paid in capital		$ 300,000	$ 1,400,000			$ 1,400,000	$ 428,000		$ 176,000	$ 728,000	$ 1,040,000	$ 653,000
Subsequent Event [Member]
Class Of Stock [Line Items]
Public offering, number of shares issued		642,438
Beginning stock price		$ 3.285
Exercise price of unregistered warrants			$ 4.53		$ 4.53	$ 4.53
Issuance of warrants to purchase shares of common stock, grant date fair value			$ 8.4
Net proceeds from issuance of units, net of issuance expenses		$ 2,200,000	$ 10,200,000
Aggregate warrants sold under right offering			11,587
Warrant exercisable for share of common stock			1
Warrant term			5 years
Roth Capital Partners, LLC, WestPark Capital and Chardan Capital [Member]
Class Of Stock [Line Items]
Public offering, number of shares issued										144,000
Beginning stock price										$ 64.50
Placement agent agreement, effective date										Mar. 28, 2017
Issuance of unregistered warrants to purchase shares of common stock										72,000
Exercise price of unregistered warrants										$ 75.00
Issuance of warrants to purchase shares of common stock, grant date fair value										$ 2,800,000
Cost directly associated with offering										700,000
Net cash proceeds from sale of securities										8,600,000
Proceeds from exercise of common stock warrants										$ 0
Class of warrant or rights, expiration date										Oct. 01, 2022
Dawson James Securities, Inc and WestPark Capital [Member]
Class Of Stock [Line Items]
Public offering, number of shares issued							164,166
Beginning stock price							$ 20.40
Placement agent agreement, effective date							Dec. 05, 2017
Issuance of unregistered warrants to purchase shares of common stock							8,208
Exercise price of unregistered warrants							$ 25.50
Issuance of warrants to purchase shares of common stock, grant date fair value							$ 100,000
Cost directly associated with offering							400,000
Net cash proceeds from sale of securities							$ 2,900,000
Class of warrant or rights, expiration date							Dec. 05, 2022
Class of warrant or rights, first exercisable date							Jun. 05, 2018
Maximum [Member]
Class Of Stock [Line Items]
Issuance of warrants to purchase shares of common stock					1,095,153	1,095,153
Shelf Registration Statement [Member]
Class Of Stock [Line Items]
Beginning stock price												$ 90.00
Shelf registration statement expiration period															2018-05
Minimum public float limit for offering														$ 75,000,000	$ 75,000,000
Placement agent agreement, effective date												Apr. 25, 2016
Securities purchase agreement, effective date												Apr. 29, 2016
Public offering, number of common stock and warrants issued												55,406
Issuance of unregistered warrants to purchase shares of common stock												38,784
Exercise price of unregistered warrants												$ 117.00
Class of warrant or rights, term												5 years
Issuance of warrants to purchase shares of common stock, grant date fair value												$ 2,000,000
Cost directly associated with offering												700,000
Net cash proceeds from sale of securities												4,300,000
Proceeds from exercise of common stock warrants												0
Proceeds from gross exercise of common stock warrants outstanding												$ 4,500,000
Exercisable warrant available price per share expiration period												2021-05
Shelf registration statement expiration period														May 31, 2021
Shelf Registration Statement [Member] | Maximum [Member]
Class Of Stock [Line Items]
Aggregate offering price														$ 50,000,000	$ 50,000,000
Follow-on Public Offering [Member]
Class Of Stock [Line Items]
Beginning stock price					$ 13.50	$ 13.50
Public offering, number of common stock and warrants issued						1,095,153
Exercise price of unregistered warrants		$ 3.16	$ 4.53		4.53	$ 4.53
Class of warrant or rights, term		5 years	5 years			5 years
Issuance of warrants to purchase shares of common stock, grant date fair value						$ 9,700,000
Cost directly associated with offering						1,400,000
Net cash proceeds from sale of securities						13,300,000
Proceeds from exercise of common stock warrants				$ 0		$ 0
Exercisable warrant available price per share expiration period						2023-01
Private offering, number of common stock and warrants issued						1,095,153
Follow-on Public Offering [Member] | Subsequent Event [Member]
Class Of Stock [Line Items]
Beginning stock price					13.50	$ 13.50
Exercise price of unregistered warrants					$ 15.00	$ 15.00
Class of warrant or rights, term						5 years
Issuance of warrants to purchase shares of common stock, grant date fair value					$ 9,700,000
Net cash proceeds from sale of securities					$ 13,300,000	$ 13,300,000
Proceeds from exercise of common stock warrants				$ 0		$ 0
Exercisable warrant available price per share expiration period						2023-01
Private offering, number of common stock and warrants issued					1,095,153	1,095,153
Warrant term					5 years
Offering fees and costs recorded within common stock issuance costs as an offset to additional paid in capital					$ 1,400,000
Follow-on Public Offering [Member] | Maximum [Member]
Class Of Stock [Line Items]
Issuance of warrants to purchase shares of common stock					1,095,153	1,095,153
Follow-on Public Offering [Member] | Maximum [Member] | Subsequent Event [Member]
Class Of Stock [Line Items]
Issuance of warrants to purchase shares of common stock					1,095,153	1,095,153
Private Placement [Member]
Class Of Stock [Line Items]
Exercise price of unregistered warrants		$ 3.16
Class of warrant or rights, term		5 years
Warrant exercisable for share of common stock		1
Private Placement [Member] | Subsequent Event [Member]
Class Of Stock [Line Items]
Exercise price of unregistered warrants		$ 3.16
Class of warrant or rights, term		5 years
Warrant exercisable for share of common stock		1
Common Stock Purchase Agreement [Member]
Class Of Stock [Line Items]
Proceeds from issuance of common stock																			$ 544,000
Aggregate common stock shares purchase																			5,771
Aspire Capital Fund, LLC [Member]
Class Of Stock [Line Items]
Common stock, shares issued													1,833
Ally Bridge [Member]
Class Of Stock [Line Items]
Beginning stock price									$ 45.00
Proceeds from issuance of common stock									$ 2,200,000
Common stock issuance costs									$ 200,000
Exercise price of unregistered warrants									$ 45.00
Class of warrant or rights, term									5 years
Issuance of warrants to purchase shares of common stock, grant date fair value									$ 1,500,000
Net cash proceeds from sale of securities									2,000,000
Proceeds from exercise of common stock warrants								$ 0	$ 0
Exercisable warrant available price per share expiration period									2022-08
Private offering, number of common stock and warrants issued									48,888
Issuance of warrants to purchase shares of common stock									47,821
Common Stock [Member] | Subsequent Event [Member]
Class Of Stock [Line Items]
Public offering, number of shares issued	999,000
Beginning stock price	$ 2.25
Net cash proceeds from sale of securities	$ 2,000,000
Common Stock [Member] | Aspire Capital Fund, LLC [Member]
Class Of Stock [Line Items]
Increase in capital shares value													$ 15,000,000
Overallotment issued to underwriter to purchase common stock, period													30 months
Public offering, number of shares issued													6,944
Beginning stock price													$ 144.00
Proceeds from issuance of common stock													$ 1,000,000
Second Offering [Member] | Roth Capital Partners, LLC, WestPark Capital and Chardan Capital [Member]
Class Of Stock [Line Items]
Public offering, number of shares issued										144,000
Beginning stock price										$ 64.50
Placement agent agreement, effective date										Mar. 28, 2017
Issuance of unregistered warrants to purchase shares of common stock										72,000
Exercise price of unregistered warrants										$ 75.00
Class of warrant or rights, term										5 years
Issuance of warrants to purchase shares of common stock, grant date fair value										$ 2,800,000
Cost directly associated with offering										700,000
Net cash proceeds from sale of securities										$ 8,600,000
Warrants [Member]
Class Of Stock [Line Items]
Class of warrant or rights, expiration date																		Dec. 05, 2022
Class of warrant or rights, first exercisable date																		Jun. 05, 2018
Aggregate warrants sold under right offering			2,549,140
Warrants [Member] | Subsequent Event [Member]
Class Of Stock [Line Items]
Exercise price of unregistered warrants					$ 15.00	$ 15.00
Class of warrant or rights, term						5 years
Aggregate warrants sold under right offering			2,549,140
Warrants [Member] | Maximum [Member] | Subsequent Event [Member]
Class Of Stock [Line Items]
Issuance of warrants to purchase shares of common stock					1,095,153	1,095,153
Prefunded Warrants [Member]
Class Of Stock [Line Items]
Exercise price of unregistered warrants		$ 3.275
Issuance of warrants to purchase shares of common stock		120,000
Change in exercise price of warrants		$ 0.01
Prefunded Warrants [Member] | Maximum [Member]
Class Of Stock [Line Items]
Issuance of warrants to purchase shares of common stock		120,000
Series A Preferred Stock [Member]
Class Of Stock [Line Items]
Public offering, number of shares issued			11,587
Series A Preferred Stock [Member] | Subsequent Event [Member]
Class Of Stock [Line Items]
Public offering, number of shares issued			11,587